Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

At March 31, 2021 and December 31, 2020, property and equipment, net of fully depreciated assets, consisted of the following:

	March 31, 2021	December 31, 2020
Office furniture and fixtures	$6,525	$6,470
Computer equipment	33,547	33,361
Rental equipment	48,603	48,187
Appliques	2,160,096	2,160,096
Website development	69,578	69,149
	2,318,349	2,317,263
Less accumulated depreciation	(1,279,176)	(1,211,099)

Total	$1,039,173	$1,106,164

Property and equipment consisted of the following:

	December 31, 2020	December 31, 2019
Office furniture and fixtures	$6,470	$10,066
Computer equipment	33,361	47,646
Rental equipment	48,187	75,470
Appliques	2,160,096	2,160,096
Website development	69,149	36,279

Less accumulated depreciation	(1,211,099)	(988,370)

Total	$1,106,164	$1,341,187